Income taxes	9 Months Ended
Sep. 30, 2017
Income Taxes [Abstract]
Income taxes
20 Income taxes
Significant components of current and deferred income tax expense are as follows:

	Years ended December 31,
	2017	2016	2015
	$	$	$
Current tax expense	—	—	—
Deferred tax:
Origination and reversal of temporary differences	6,395	9,199	8,581
Adjustments in respect of prior years	(149)	36	—
Change in unrecognized tax assets	(2,767)	(9,235)	(8,581)
Income tax recovery	3,479	—	—

The reconciliation of the combined Canadian federal and provincial income tax rate to the income tax expense is provided below:

	Years ended December 31,
	2017	2016	2015
Combined Canadian federal and provincial statutory income tax rate	26.8%	26.9%	26.9%

	Years ended December 31,
	2017	2016	2015
	$	$	$
Income tax recovery based on combined statutory income tax rate	5,434	6,714	13,511
Change in unrecognized tax assets	(2,701)	(9,235)	(8,581)
Change in unrecognized tax assets related to OCI	(228)	436	(269)
Share issuance costs	164	224	—
Permanent difference attributable to the use of local currency for tax reporting	(71)	(30)	(1,297)
Change in enacted rates used	(358)	(16)	—
Permanent difference attributable to net change in fair value of warrant liability	595	1,194	(3,754)
Share-based compensation costs	(49)	(291)	(248)
Difference in statutory income tax rate of foreign subsidiaries	768	972	1,135
Permanent difference attributable to expiring loss carry forward	—	—	(563)
Adjustments in respect of prior years	(149)	36	—
Other	74	(4)	66
	3,479	—	—

Deferred income tax assets are recognized to the extent that the realization of the related tax benefit through reversal of temporary differences and future taxable profits is probable.
Loss before income taxes
Loss before income taxes is attributable to the Company's tax jurisdictions as follows:

	Years ended December 31,
	2017	2016	2015
	$	$	$
Germany	(13,950)	(19,179)	(20,500)
Canada	(5,592)	(5,659)	(29,496)
United States	(733)	(121)	(232)
	(20,275)	(24,959)	(50,228)

Significant components of deferred tax assets and liabilities are as follows:

	December 31,
	2017	2016
	$	$
Deferred tax assets
Current:
Operating losses carried forward	3,479	—
Non-current:
Operating losses carried forward	696	1,009
Intangible assets	4,812	5,199
	8,987	6,208
Deferred tax liabilities
Current:
Payables and accrued liabilities	—	109
	—	109
Non-current:
Property, plant and equipment	5	7
Deferred revenues	5,316	5,658
Warrant liability	—	386
Other	187	48
	5,508	6,099
	5,508	6,208
Deferred tax assets (liabilities), net	3,479	—

Significant components of unrecognized deferred tax assets are as follows:

	December 31,
	2017	2016
	$	$
Deferred tax assets
Current:
Deferred revenues and other provisions	584	217
	584	217
Non-current:
Deferred Revenues	—	—
Operating losses carried forward	82,421	71,654
Research and development costs	9,167	9,195
Unused tax credits	8,019	8,019
Employee future benefits	2,296	2,275
Property, plant and equipment	407	175
Share issuance expenses	841	941
Onerous contract provisions	—	26
Intangible assets	—	189
Other	335	144
	103,486	92,618
Unrecognized deferred tax assets	104,070	92,835

As at December 31, 2017, amounts and expiry dates of tax attributes to be deferred for which no deferred tax asset was recognized were as follows:

	Canada
	Federal	Provincial
	$	$
2028	6,429	5,043
2029	4,791	4,773
2030	4,104	4,089
2031	1,753	1,737
2032	4,250	4,250
2033	3,721	3,721
2034	4,153	4,153
2035	10,418	10,452
2036	10,592	10,592
2037	7,610	7,610
	57,821	56,420

The Company has estimated non-refundable R&D investment tax credits of approximately $8,019,000 which can be carried forward to reduce Canadian federal income taxes payable and which expire at dates ranging from 2018 to 2037. Furthermore, the Company has unrecognized tax assets in respect of operating losses to be carried forward in Germany and in the United States. The federal tax losses amount to approximately $211,000,000 in Germany, for which there is no expiry date, and to $2,165,000 in the United States, which expire as follows:

United States
$
2028	369
2029	178
2034	151
2035	447
2036	195
2037	825
2,165

The operating loss carryforwards and the tax credits claimed are subject to review, and potential adjustment, by tax authorities. Other deductible temporary differences for which tax assets have not been booked are not subject to a time limit, except for share issuance expenses which are amortizable over five years.